Accumulated Other Comprehensive Loss, Net of Tax (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Components of comprehensive income (loss)
The components of other comprehensive (loss) income are as follows:

	December 31, 2014			December 31, 2013			December 31, 2012
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)
Other comprehensive (loss) income:
Foreign currency translation adjustments	$(183)	$—	$(183)	$20	$—	$20	$46	$—	$46
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	49	(12)	37	(15)	5	(10)	(31)	9	(22)
Net actuarial (loss) gain	(274)	19	(255)	83	2	85	(203)	36	(167)
Amortization of unrecognized actuarial loss	48	(8)	40	55	(9)	46	47	(9)	38
Amortization of unrecognized prior service gain and curtailment gain	(4)	1	(3)	(5)	1	(4)	(6)	1	(5)
Curtailment gain	2	—	2	—	—	—	—	—	—
	(179)	—	(179)	118	(1)	117	(193)	37	(156)
Derivative instruments:
Gain on interest rate swaps (effective element)	—	—	—	—	—	—	3	(1)	2
Interest rate reclassification adjustment	(5)	1	(4)	(5)	1	(4)	(5)	1	(4)
(Loss) gain on forward exchange contracts (effective element)	(31)	6	(25)	10	(2)	8	11	(2)	9
Forward exchange contract reclassification adjustment	16	(3)	13	1	—	1	(4)	1	(3)
Gain on treasury lock (effective element)	—	—	—	19	(4)	15	—	—	—
Treasury lock reclassification adjustment	(1)	—	(1)	—	—	—	—	—	—
	(21)	4	(17)	25	(5)	20	5	(1)	4
Other comprehensive (loss) income	(383)	4	(379)	163	(6)	157	(142)	36	(106)
Less: Other comprehensive loss attributable to noncontrolling interests	6	—	6	—	—	—	—	—	—
Other comprehensive (loss) income attributable to Willis Group Holdings	$(377)	$4	$(373)	$163	$(6)	$157	$(142)	$36	$(106)

Components of accumulated other comprehensive loss, net of tax

	Net foreign currency translation adjustment	Pension funding adjustment	Net unrealized gain on derivative instruments	Total
	(millions)
Balance, December 31, 2011	$(80)	$(675)	$11	$(744)
Other comprehensive income (loss) before reclassifications	46	(189)	11	(132)
Amounts reclassified from accumulated other comprehensive income	—	33	(7)	26
Net current year other comprehensive income (loss), net of tax and noncontrolling interests	46	(156)	4	(106)
Balance, December 31, 2012	$(34)	$(831)	$15	$(850)
Other comprehensive income before reclassifications	20	75	23	118
Amounts reclassified from accumulated other comprehensive income	—	42	(3)	39
Net current year other comprehensive income, net of tax and noncontrolling interests	20	117	20	157
Balance, December 31, 2013	$(14)	$(714)	$35	$(693)
Other comprehensive loss before reclassifications	(177)	(216)	(25)	(418)
Amounts reclassified from accumulated other comprehensive income	—	37	8	45
Net current year other comprehensive loss, net of tax and noncontrolling interests	(177)	(179)	(17)	(373)
Balance, December 31, 2014	$(191)	$(893)	$18	$(1,066)

Schedule of amounts reclassified out of accumulated other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into the statement of operations are as follows:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement of operations
	Years ended December 31,
	2014	2013	2012
	(millions)
Gains and losses on cash flow hedges (Note 24)
Interest rate swaps	$(5)	$(5)	$(5)	Investment income
Foreign exchange contracts	16	1	(4)	Other income (expense), net
Treasury lock	(1)	—	—	Interest expense
	10	(4)	(9)	Total before tax
Tax	(2)	1	2
	$8	$(3)	$(7)	Net of tax
Amortization of defined benefit pension items (Note 17)
Prior service gain and curtailment gain	$(4)	$(5)	$(6)	Salaries and benefits
Net actuarial loss	48	55	47	Salaries and benefits
	44	50	41	Total before tax
Tax	(7)	(8)	(8)
	$37	$42	$33	Net of tax

Total reclassifications for the period	$45	$39	$26